Net Operating Revenue (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net Operating Revenue [Line Items]
Regulatory charges	R$ 4,134,187	R$ 3,250,371	R$ 2,952,146
Energy Development Account CDE Energia [Member]
Net Operating Revenue [Line Items]
Regulatory charges	3,380,242	2,683,329	2,659,092
Other Charges Rate Flags [Member]
Net Operating Revenue [Line Items]
Regulatory charges	456,982	247,021	1,216
Research And Development And Energy Efficiency [Member]
Net Operating Revenue [Line Items]
Regulatory charges	193,753	174,616	161,039
Global Reversion Reserve RGR Quota [Member]
Net Operating Revenue [Line Items]
Regulatory charges	9,693	50,475	46,750
Energy Development Account CDE Uso [Member]
Net Operating Revenue [Line Items]
Regulatory charges	75,534	78,500	68,901
Inspection Fee [Member]
Net Operating Revenue [Line Items]
Regulatory charges	R$ 17,983	R$ 16,430	R$ 15,148